Investments in Securities and Affiliated Companies (Balances and Transactions with Affiliates) (Details) (Total [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total [Member]
Trade receivables	¥ 77,484	¥ 100,793
Investments in leases	12,158	16,595
Trade payables	21,543	43,248
Revenues	315,533	373,889	469,629
Purchases	¥ 131,686	¥ 226,012	¥ 356,400